Employee Compensation and Benefits (Details 4)	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Discount rate per annum		8.28%
Rate of compensation increase per annum		10.00%
Rate of employee turnover per annum	20.00%	20.00%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate per annum	8.28%
Rate of compensation increase per annum	7.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate per annum	9.10%
Rate of compensation increase per annum	10.00%